Effects of Change upon Retrospective Application for Presentation and Disclosure Requirements for Patient Service Revenue and Provision for Uncollectible Accounts (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net operating revenues as previously reported									$ 6,982,214	$ 6,438,050	$ 6,100,648
Dialysis and related lab services patient service operating revenues	1,810,604	1,757,830	1,661,233	1,562,313	1,604,615	1,607,008	1,543,855	1,516,271	6,462,810	6,043,543	5,757,946
Less: Provision for uncollectible accounts related to patient service operating revenues									(190,234)	(166,301)	(156,395)
Net patient service operating revenues									6,272,576	5,877,242	5,601,551
Other revenues									519,404	394,507	342,702
Total net operating revenues									6,791,980	6,271,749	5,944,253
Provision for uncollectible accounts as previously reported									197,565	170,652	161,388
Less: Provision for uncollectible accounts related to patient service operating revenues									(190,234)	(166,301)	(156,395)
Provision for uncollectible accounts in operating expenses									$ 7,331	$ 4,351	$ 4,993